Summary of Significant Accounting Policies (Details Narrative) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Number $ / shares shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Oct. 31, 2014 shares
Depreciation and amortization of property and equipment			$ 335	$ 279	$ 316
Research and development costs	$ 3,266	$ 2,490	3,036	5,041	3,249
Patent costs			679	666	669
Grants offset against operating expenses			1,878	19	$ 175
Assets	$ 26,265		$ 28,245	$ 43,069
Long Term Investor Right, Description.

The formula to determine the number of IPO Supplemental Shares to be issued on a trigger of the Long Term Investor Right will be: (i) $18.00 minus (ii) the average of the highest consecutive closing prices in any 90 day trading period on the principal exchange during the two years after the Closing Date (the “Measurement Average”) divided by the Measurement Average. Fractional shares issuable to a qualifying IPO Shareholder resulting from the calculation will be rounded up to the next whole share of Common Stock, taking into account the aggregate number of Long Term Investor Rights of a holder. As an illustrative example, if the highest average of consecutive closing prices over any 90 calendar day period is $10.00 per share, each Long-Term Investor Right will be entitled to 0.80 additional shares of common stock, which is calculated as: ($18.00 - $10.00)/$10.00.

Common stock issuable under outstanding | shares	42,247		35,942	35,241		1,000
Switzerland [Member]
Number of domestic and foreign patents | Number			380
Assets			$ 3,000	$ 2,100
Long Term Investor Rights [Member]
IPO common stock per price | $ / shares			$ 18.00
Common stock issuable under outstanding | shares			400,057